TRADE PAYABLES	12 Months Ended
Dec. 31, 2020
TRADE PAYABLES [abstract]
Disclosure of trade payables

1.               TRADE PAYABLES

	2019	2020
	RMB’000	RMB’000

Payables to third parties	844,487	812,629
Payables to related parties	693,611	1,261,293
	1,538,098	2,073,922

The aging analysis of trade payables was as follows:

	2019	2020
	RMB’000	RMB’000

Within 1 year	1,424,775	1,874,224
Over 1 year but within 2 years	61,371	146,717
Over 2 years but within 3 years	16,726	8,993
Over 3 years	35,226	43,988
	1,538,098	2,073,922